Loss Per Share (Details) - Schedule of Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share [Abstract]
Diluted loss per share	$ (2.11)	$ (28.31)
Diluted loss per share from continuing operations	$ (2.11)	$ (21.55)